BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020 segment vessel
Property, Plant and Equipment [Line Items]
Investment owned, percent of net assets	50.00%
Number of vessels | vessel	1
Number of segments | segment	3
Drydocking expenditure
Property, Plant and Equipment [Line Items]
Vessel estimated useful life (in years)	5 years
Vessels Under Finance Leases
Property, Plant and Equipment [Line Items]
Vessel estimated useful life (in years)	40 years